DISPOSITION OF BUSINESSES (Details) - Global intermodal logistics operation - USD ($) $ in Millions			3 Months Ended		12 Months Ended
	Sep. 29, 2025	Mar. 26, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Ownership interest	33.00%	33.00%	33.00%	33.00%	27.00%	27.00%
Net proceeds	$ 425	$ 120		$ 120
Gain on disposition of business				50
Consortium
Disclosure of subsidiaries [line items]
Net proceeds				440
Gain on disposition of business				$ 190